UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust
(Exact name of registrant as specified in charter)

630 Fitzwatertown Road , Building A 2nd Floor	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:   11/30/2009

Date of reporting period: 08/31/2009

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2009 (Unaudited)

	Shares	Market Value

Common Stock - 85.13%

Aerospace & Defense - 4.11%
Rockwell Collins, Inc.	10,000	$460,400

Banks - 0.37%
CapitalSource, Inc.	10,000	41,400

Beverages - 2.64%
* Constellation Brands, Inc.	20,000	295,800

Cosmetics - 2.35%
Alberto-Culver Co.	10,000	263,900

Electric - 2.98%
Edison International	10,000	334,100

Electronics - 4.39%
Amphenol Corp.	9,000	314,640
* Flextronics International Ltd.	30,000	177,900
		492,540
Environmental Control - 6.96%
Republic Services, Inc.	15,000	384,150
* Stericycle, Inc.	8,000	396,160
		780,310
Food - 5.35%
McCormick & Co., Inc.	10,000	325,700
The Hershey Co.	7,000	274,610
		600,310
Gas - 3.74%
Energen Corp.	10,000	419,900

Hand & Machine Tools - 6.48%
Black & Decker Corp.	8,000	352,960
Snap-On, Inc.	10,000	373,200
		726,160
Healthcare - Products - 9.72%
Dentsply International, Inc.	10,000	337,100
* Henry Schein, Inc.	6,000	317,880
STERIS Corp.	15,000	435,300
		1,090,280

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2009 (Unaudited)

	Shares	Market Value

Common Stock - 85.13% (Continued)

Healthcare - Services - 3.85%
Quest Diagnostics, Inc.	8,000	$431,680

Home Furnishings - 2.86%
Whirlpool Corp.	5,000	321,050

Household Products - 7.13%
Clorox Co.	8,000	472,720
* Energizer Holdings, Inc.	5,000	327,150
		799,870
Mining - 3.32%
Cameco Corp.	14,000	372,120

Miscellaneous Manufacturing - 3.91%
Parker Hannifin Corp.	9,000	437,940

Oil & Gas - 2.77%
* Rowan Companies, Inc.	15,000	310,650

Oil & Gas Services - 3.19%
* Cameron International Corp.	10,000	357,100

Retail - 6.58%
* Bed Bath & Beyond, Inc.	10,000	364,800
Ross Stores, Inc.	8,000	373,120
		737,920
Semiconductors - 1.16%
* LSI Corp.	25,000	130,250

Telecommunications - 1.27%
Frontier Communications Corp.	20,000	142,200

Total Common Stock (Cost $9,610,271)		9,545,880

Exchange-Traded Funds - 5.94%
* iShares Silver Trust	20,000	293,000
* SPDR Gold Trust	4,000	373,600

Total Exchange-Traded Funds (Cost $602,120)		666,600

Investment Company - 9.02%
** Evergreen Money Market Fund Class I, 0.01%
(Cost $1,010,911)	1,010,911	1,010,911

Total Investments (Cost $11,223,302) - 100.09%		11,223,391
Liabilities in Excess of Other Assets, net - (0.09)%		(10,603)

Net Assets - 100.00%		$11,212,788

* Non-income producing investment.
** Rate shown represents the rate at August 31, 2009 is subject to change and resets daily.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2009 (Unaudited)
	% of Net
Industry	Assets	Market Value

Aerospace & Defense	4.11%	$460,400
Banks	0.37%	41,400
Beverages	2.64%	295,800
Comestics	2.35%	263,900
Electric	2.98%	334,100
Electronics	4.39%	492,540
Environmental Control	6.96%	780,310
Exchange-Traded Funds	5.94%	666,600
Food	5.35%	600,310
Gas	3.74%	419,900
Hand & Machine Tools	6.48%	726,160
Healthcare - Products	9.72%	1,090,280
Healthcare - Services	3.85%	431,680
Home Furnishings	2.86%	321,050
Household Products	7.13%	799,870
Investment Company	9.02%	1,010,911
Mining	3.32%	372,120
Miscellaneous Manufacturing	3.91%	437,940
Oil & Gas	2.77%	310,650
Oil & Gas Services	3.19%	357,100
Retail	6.58%	737,920
Semiconductors	1.16%	130,250
Telecommunications	1.27%	142,200
Total	100.09%	$11,223,391

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2009 (Unaudited)

	Shares	Market Value

Common Stock - 89.05%

Apparel - 2.65%
* Deckers Outdoor Corp.	3,000	$204,900

Biotechnology - 10.50%
* Crucell NV ADR	10,000	219,600
* Cubist Pharmaceuticals, Inc.	10,000	206,800
* GTx, Inc.	15,000	141,150
* Martek Biosciences Corp.	10,000	245,500
		813,050
Commercial Services - 2.16%
Deluxe Corp.	10,000	167,100

Conglomerates - 3.33%
Rayonier, Inc.	6,000	257,700

Cosmetics - 3.00%
* Bare Escentuals, Inc.	25,000	232,000

Distribution & Wholesale - 3.75%
Watsco, Inc.	5,500	290,565

Electronics - 7.42%
* Dionex Corp.	5,000	300,700
* Itron, Inc.	5,000	273,950
		574,650
Engineering & Construction - 3.45%
* Chicago Bridge & Iron Co.	7,000	110,180
* Tudor Perini Corp.	8,000	156,960
		267,140
Food - 9.44%
Del Monte Foods Co.	20,000	209,800
Tootsie Roll Industries, Inc.	10,609	250,903
* United Natural Foods, Inc.	10,000	270,200
		730,903
Healthcare - Services - 2.13%
* Sun Healthcare Group, Inc.	20,000	164,800

Household Products - 6.63%
* Jarden Corp.	10,000	243,500
WD-40 Co.	10,000	269,800
		513,300
Insurance - 4.68%
Platinum Underwriters Holdings Ltd.	10,000	362,500

Mining - 2.99%
Kinross Gold Corp.	12,235	231,853

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2009 (Unaudited)

	Shares	Market Value

Common Stock - 89.05% (Continued)

Oil & Gas - 4.35%
Cabot Oil & Gas Corp.	6,000	$211,500
* McMoRan Exploration Co.	15,000	125,100
		336,600
Oil & Gas Services - 1.35%
Gulf Island Fabrication, Inc.	7,000	104,790

Pharmaceuticals - 3.20%
* VCA Antech, Inc.	10,000	247,500

Pipelines - 0.87%
Eagle Rock Energy Partners LP	20,000	67,000

Real Estate Investment Trust - 2.64%
Capstead Mortgage Corp.	15,000	204,750

Retail - 3.42%
The Buckle, Inc.	10,000	264,500

Utilities - 11.09%
Black Hills Corp.	10,000	255,800
NorthWestern Corp.	10,000	239,900
South Jersey Industries, Inc.	8,000	277,200
Southwest Water Co.	18,940	85,230
		858,130

Total Common Stock (Cost $7,341,163)		6,893,731

Exchange-Traded Funds - 2.44%
Market Vectors Agribusiness ETF	5,000	189,050

Total Exchange-Traded Funds (Cost $129,760)		189,050

Investment Company - 7.80%
** Evergreen Money Market Fund Class I, 0.01%
(Cost $604,040)	604,040	604,040

Total Investments (Cost $8,074,963) - 99.29%		7,686,821
Other Assets Less Liabilities, net - 0.71%		54,741

Net Assets - 100.00%		$7,741,562

* Non-income producing investment.
** Rate shown represents the rate at August 31, 2009 is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depository Receipts
NV - Naamloze Vennootschap (Dutch)

Capital Management Small-Cap Fund

As of August 31, 2009 (Unaudited)
	% of Net
Industry	Assets	Market Value

Apparel	2.65%	$204,900
Biotechnology	10.50%	813,050
Commercial Services	2.16%	167,100
Conglomerates	3.33%	257,700
Cosmetics	3.00%	232,000
Distribution & Wholesale	3.75%	290,565
Electronics	7.42%	574,650
Engineering & Construction	3.45%	267,140
Exchange-Traded Funds	2.44%	189,050
Food	9.44%	730,903
Healthcare - Services	2.13%	164,800
Household Products	6.63%	513,300
Insurance	4.68%	362,500
Investment Company	7.80%	604,040
Mining	2.99%	231,853
Oil & Gas	4.35%	336,600
Oil & Gas Services	1.35%	104,790
Pharmaceuticals	3.20%	247,500
Pipelines	0.87%	67,000
Real Estate Investment Trust	2.64%	204,750
Retail	3.42%	264,500
Utilities	11.09%	858,130
Total	99.29%	$7,686,821

See Notes to Schedules of Investments.

Capital Management Funds
Notes to Schedules of Investments
August 31, 2009 (Unaudited)

 Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.   As of August 31, 2009, no securities were valued as determined by the Board of Trustees.

Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements"  establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Capital Management Funds
Notes to Schedules of Investments
August 31, 2009 (Unaudited)(Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of August 31, 2009:
Capital Management Mid-Cap Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$9,545,880	$-	$9,545,880
Exchange-Traded Funds	666,600	-	666,600
Investment Company	-	1,010,911	1,010,911
Totals	$10,212,480	$1,010,911	$11,223,391

Capital Management Small-Cap Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$6,893,731	$-	$6,893,731
Exchange-Traded Funds	189,050	-	189,050
Investment Company	-	604,040	604,040
Totals	$7,082,781	$604,040	$7,686,821

(a)
As of and during the period ended August 31, 2009, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Funds’ approach to valuing financial assets.

Federal Income Tax
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 2009 are noted below.

	Federal	Aggregate Gross Unrealized
	Tax Cost	Appreciation	Depreciation
Mid-Cap Fund	$11,223,302	$1,252,052	$(1,251,963)
Small-Cap Fund	8,074,963	958,091	(1,346,233)

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)
A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 26, 2009